Derivative financial instruments (Details - Forward and swap contracts - notional value) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ (9,802,246)	R$ (6,526,651)
Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,354,341)
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,212,375)
Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,638,862)
Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,596,668)
Short position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(12,521,388)	(6,380,611)
Short position [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,417,422)
Short position [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(4,857,340)
Short position [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,648,309)
Short position [Member] | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,598,317)
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(13,500)	(40,500)
Swap contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Swap contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(13,500)
Swap contract [member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Swap contract [member] | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Forward derivatives
Disclosure of detailed information about financial instruments [line items]
Notional value	(1,187,939)	(2,103)
Forward derivatives | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(283,500)
Forward derivatives | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(904,439)
Forward derivatives | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Forward derivatives | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Future derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(11,319,949)	(6,338,008)
Future derivatives [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,133,922)
Future derivatives [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(3,939,401)
Future derivatives [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,648,309)
Future derivatives [Member] | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,598,317)
Long position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,719,142)	(146,040)
Long position [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(63,081)
Long position [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,644,965)
Long position [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(9,447)
Long position [Member] | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(1,649)
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(528)	(24,223)
Forward contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(335)
Forward contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(193)
Forward contract [member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Forward contract [member] | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Future derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,718,614)	R$ (121,817)
Future derivatives [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(62,746)
Future derivatives [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,644,772)
Future derivatives [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(9,447)
Future derivatives [Member] | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ (1,649)